Subsequent Events (Details Narrative) (USD $)	0 Months Ended
	Mar. 30, 2013 Investor	May 31, 2013 Promissory Note	May 31, 2013 Convertible Promissory Note
Fair value of warrant	$ 55,000
Warrants Issued	500,000
Exercise Price	0.11	0.10
Maturity date			Aug. 13, 2013
Note Payable		30,000	500,000
Original issue discount		20%	50,000
Debt Discount			50,000
Aggregate cash proceeds		1,850,000
Cash Advanced			$ 25,000